Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,869)	$ (19,259)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,209	1,301
Share-based compensation	1,050	2,164
Loss on disposal of equipment and other assets	489	85
Write down of obsolete inventory	1,134	125
Realized (gain) loss on available-for-sale securities		(9)
Changes in fair value of contingent payment obligation	5,661	711
Changes in operating assets and liabilities:
Accounts receivable	25	(26)
Inventories	(207)	(980)
Prepaid expenses and other	62	84
Accounts payable and accrued expenses	1,034	1,744
Lease payable	115
Total adjustments	10,572	5,199
Net cash used in operating activities	(10,297)	(14,060)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available-for-sale securities		(4,813)
Proceeds from redemption of available-for-sale securities	26	4,810
Proceeds from sale of assets	50	18
Purchases of property and equipment	(5)	(252)
Payments for patent costs and other intangible assets	(16)	(61)
Net cash provided by (used in) investing activities	55	(298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants in public and private offerings	5,276	13,679
Net proceeds from debt financings	5,294	1,000
Shares withheld for payment of taxes	(21)	(134)
Debt repayments	(132)
Principal payments on capital lease obligation	(2)	(2)
Net cash provided by financing activities	10,415	14,543
NET CHANGE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH EQUIVALENTS	173	185
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH EQUIVALENTS, beginning of year	1,354	1,169
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH EQUIVALENTS, end of year	1,527	1,354
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	39	69
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES:
Payment of interest in kind on convertible notes	$ 26
Purchase of equipment under capital lease		$ 6